Operating Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Operating Segments
Operating Segments

BB&T's operations are divided into six reportable business segments that have been identified based on BB&T’s organizational structure. The segments require unique technology and marketing strategies and offer different products and services through a number of distinctly branded BUs. In addition, there is an Other, Treasury and Corporate segment. While BB&T is managed as an integrated organization, individual executive managers are held accountable for the operations of these business segments.

Effective January 2017, several business activities were realigned within the segments. First, certain client relationships with $218 million of loans and $2.0 billion of deposits were no longer included in Financial Services and are only reported in Community Banking as the result of client re-segmentation. Second, the Mortgage Warehouse Lending and Domestic Factoring businesses within Specialized Lending were moved to Residential Mortgage Banking and Other, Treasury and Corporate, respectively, to align with changes in the internal management structure. Third, the International division was restructured with components integrated into Community Banking and Financial Services from Other, Treasury and Corporate also to align with changes in the internal management structure. The segment information presented herein reflects the impact of the realignment.

BB&T emphasizes revenue growth by focusing on client service, sales effectiveness and relationship management along with an organizational focus on referring clients between BUs. The business objective is to provide BB&T’s entire suite of products to our clients with the end goal of providing our clients the best financial experience in the marketplace. The segment results are presented based on internal management accounting policies that were designed to support these strategic objectives. Unlike financial accounting, there is no comprehensive authoritative body of guidance for management accounting equivalent to GAAP. The performance of the segments is not comparable with BB&T’s consolidated results or with similar information presented by any other financial institution. Additionally, because of the interrelationships of the various segments, the information presented is not indicative of how the segments would perform if they operated as independent entities.

The management accounting process uses various estimates and allocation methodologies to measure the performance of the operating segments. To determine financial performance for each segment, BB&T allocates capital, funding charges and credits, provisions for credit losses, certain noninterest expenses and income tax provisions to each segment, as applicable. To promote revenue growth, certain revenues are reflected in noninterest income in the individual segment results and also allocated to Community Banking and Financial Services. These allocated revenues are reflected in intersegment net referral fees and eliminated in Other, Treasury and Corporate. Additionally certain client groups of Community Banking have also been identified as clients of other BUs within the business segments. Periodically, existing clients within the Community Banking segment may be identified and assigned as wealth and private banking clients. At the time of identification, these clients’ loan and deposit balances are reported in the Financial Services segment from the time of assignment forward. The net interest income and associated net FTP associated with these customers’ loans and deposits is accounted for in Community Banking in the respective line categories of net interest income (expense) and net intersegment interest income (expense). Similarly, clients currently identified and assigned as wealth and private banking clients may be reassigned back to Community Banking and no longer reported in the Financial Services segment. For Commercial Finance, Dealer Floorplan and the Wealth Division, NIM and net intersegment interest income have been combined in the net intersegment interest income (expense) line with an appropriate offsetting amount to the Other, Treasury and Corporate line item to ensure consolidated totals reflect the Company’s total NIM for loans and deposits. Allocation methodologies are subject to periodic adjustment as the internal management accounting system is revised and business or product lines within the segments change. Also, because the development and application of these methodologies is a dynamic process, the financial results presented may be periodically revised.

BB&T utilizes an FTP system to eliminate the effect of interest rate risk from the segments’ net interest income because such risk is centrally managed within the Treasury function. The FTP system credits or charges the segments with the economic value or cost of the funds the segments create or use. The net FTP credit or charge, which includes intercompany interest income and expense, is reflected as net intersegment income (expense) in the accompanying tables.

The allocated provision for credit losses is also allocated to the relevant segments based on management’s assessment of the segments’ credit risks. The allocated provision is designed to achieve a high degree of correlation between the loan loss experience and the GAAP basis provision at the segment level, while at the same time providing management with a measure of operating performance that gives appropriate consideration to the risks inherent in each of the Company’s operating segments. Any over or under allocated provision for credit losses is reflected in Other, Treasury and Corporate to arrive at consolidated results.

BB&T allocates expenses to the reportable segments based on various methodologies, including volume and amount of loans and deposits and the number of full-time equivalent employees. Allocation systems are refined from time to time along with further identification of certain cost pools. These cost pools and refinements are implemented to provide for improved managerial reporting of cost to the appropriate business segments. A portion of corporate overhead expense is not allocated, but is retained in corporate accounts and reflected as Other, Treasury and Corporate in the accompanying tables. The majority of depreciation expense is recorded in support units and allocated to the segments as part of allocated corporate expense. Income taxes are allocated to the various segments based on taxable income and statutory rates applicable to the segment.

Community Banking

Community Banking serves individual and business clients by offering a variety of loan and deposit products and other financial services. Community Banking is primarily responsible for serving client relationships and, therefore, is credited with certain revenue from the Residential Mortgage Banking, Financial Services, Insurance Holdings, Specialized Lending, and other segments, which is reflected in net referral fees.

Residential Mortgage Banking

Residential Mortgage Banking retains and services mortgage loans originated by BB&T as well as those purchased from various correspondent originators. Mortgage loan products include fixed and adjustable rate government and conventional loans for the purpose of constructing, purchasing or refinancing residential properties. Substantially all of the properties are owner occupied. BB&T generally retains the servicing rights to loans sold. Residential Mortgage Banking earns interest on loans held in the warehouse and portfolio, earns fee income from the origination and servicing of mortgage loans and recognizes gains or losses from the sale of mortgage loans. Residential Mortgage Banking also includes Mortgage Warehouse Lending which provides short-term lending solutions to finance first-lien residential mortgage LHFS by independent mortgage companies.

Dealer Financial Services

Dealer Financial Services originates loans to consumers on a prime and nonprime basis for the purchase of automobiles. Such loans are originated on an indirect basis through approved franchised and independent automobile dealers throughout the BB&T market area and nationally through Regional Acceptance Corporation. This segment also originates loans for the purchase of boats and recreational vehicles originated through dealers in BB&T’s market area. In addition, financing and servicing to dealers for their inventories is provided through a joint relationship between Dealer Financial Services and Community Banking.

Specialized Lending

Specialized Lending consists of BUs and subsidiaries that provide specialty finance products to consumers and businesses. The BUs include Sheffield Financial and Governmental Finance. Sheffield Financial is a dealer-based financer of small ticket equipment for both businesses and consumers. Governmental Finance provides tax-exempt financing to meet the capital project needs of local governments. Operating subsidiaries include BB&T Equipment Finance and BB&T Commercial Equipment Capital, which provide equipment leasing for large and small-to-middle market clients primarily within BB&T’s banking footprint; Prime Rate Premium Finance Corporation, which includes AFCO and CAFO, insurance premium finance BUs that provide funding to businesses in the United States and Canada and to consumers in certain markets within BB&T’s banking footprint; and Grandbridge, a full-service commercial mortgage banking lender providing loans on a national basis. Branch Bank clients as well as nonbank clients within and outside BB&T’s primary geographic market area are served by these BUs. The Community Banking and Financial Services segments receive credit for referrals to these BUs with the corresponding charge retained as part of Other, Treasury and Corporate in the accompanying tables.

Insurance Holdings

BB&T's insurance agency / brokerage network is the sixth largest in the world. Insurance Holdings provides property and casualty, employee benefits and life insurance to businesses and individuals. It also provides small business and corporate services, such as workers compensation and professional liability, as well as surety coverage and title insurance. Community Banking and Financial Services receive credit for insurance commissions on referred accounts, with the corresponding charge retained in the corporate office, which is reflected as part of Other, Treasury and Corporate in the accompanying tables.

Financial Services

Financial Services provides personal trust administration, estate planning, investment counseling, wealth management, asset management, corporate retirement services, corporate banking and corporate trust services. Financial Services also offers clients investment alternatives, including discount brokerage services, equities, fixed-rate and variable-rate annuities, mutual funds and governmental and municipal bonds through BB&T Investment Services, Inc.

Financial Services includes BB&T Securities, a full-service brokerage and investment banking firm that provides services in retail brokerage, equity and debt underwriting and investment advice and facilitates the origination, trading and distribution of fixed-income securities and equity products in both the public and private capital markets. BB&T Securities also has a public finance department that provides investment banking services, financial advisory services and municipal bond financing to a variety of regional taxable and tax-exempt issuers.

Financial Services includes a group of consolidated SBIC private equity and mezzanine investment funds that invest in privately owned middle-market operating companies to facilitate growth or ownership transition. Financial Services also includes the Corporate Banking Division that originates and services large corporate relationships, syndicated lending relationships and client derivatives. Community Banking receives an interoffice credit for referral fees, with the corresponding charge reflected as part of Other, Treasury and Corporate in the accompanying tables. Also captured within the net intersegment interest income for Financial Services is the NIM for the loans and deposits associated with client relationships assigned to the Wealth Division that are housed in the Community Bank.

Other, Treasury and Corporate

Other, Treasury and Corporate is the combination of the Other segment that represents operating entities that do not meet the quantitative or qualitative thresholds for disclosure; BB&T’s Treasury function, which is responsible for the management of the securities portfolios, overall balance sheet funding and liquidity, and overall management of interest rate risk; the corporate support functions that have not been allocated to the business segments; certain merger-related charges or credits that are incurred as part of the acquisition and conversion of acquired entities; certain nonrecurring charges that are considered to be unusual in nature or infrequent and not reflective of the normal operations of the segments; and intercompany eliminations including intersegment net referral fees and net intersegment interest income (expense).

The investment balances and results related to affordable housing investments are included in the Other, Treasury and Corporate segment. PCI loans from the Colonial acquisition and related net interest income are also included in this segment. Performance results of bank acquisitions prior to system conversion are typically reported in this segment and on a post-conversion date are reported in the Community Banking segment and other segments as applicable.

	Community Banking			Residential Mortgage Banking			Dealer Financial Services			Specialized Lending
Year Ended December 31,	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(Dollars in millions)
Net interest income (expense)	$2,208	$1,798	$1,726	$1,392	$1,403	$1,512	$930	$881	$835	$694	$598	$540
Net intersegment interest income (expense)	1,589	1,271	1,188	(900)	(904)	(982)	(161)	(153)	(160)	(279)	(235)	(206)
Segment net interest income	3,797	3,069	2,914	492	499	530	769	728	675	415	363	334
Allocated provision for credit losses	36	67	123	45	9	(104)	296	253	237	64	42	34
Noninterest income	1,227	1,166	1,184	346	356	311	2	—	2	285	248	208
Intersegment net referral fees (expense)	160	143	127	2	2	2	—	—	—	—	—	—
Noninterest expense	1,742	1,516	1,428	219	326	502	149	151	114	288	236	192
Amortization of intangibles	74	39	29	—	—	—	—	—	—	4	5	5
Allocated corporate expenses	1,337	1,225	1,204	109	97	95	45	38	31	76	55	53
Income (loss) before income taxes	1,995	1,531	1,441	467	425	350	281	286	295	268	273	258
Provision (benefit) for income taxes	726	566	527	177	161	132	107	109	112	58	61	56
Segment net income (loss)	$1,269	$965	$914	$290	$264	$218	$174	$177	$183	$210	$212	$202

Identifiable assets (period end)	$73,640	$68,250	$55,495	$35,558	$35,098	$36,067	$16,556	$15,130	$12,821	$17,583	$16,269	$13,819

	Insurance Holdings			Financial Services			Other, Treasury and Corporate (1)			Total BB&T Corporation
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(Dollars in millions)
Net interest income (expense)	$3	$2	$2	$260	$219	$187	$834	$691	$572	$6,321	$5,592	$5,374
Net intersegment interest income (expense)	4	6	6	337	283	236	(590)	(268)	(82)	—	—	—
Segment net interest income	7	8	8	597	502	423	244	423	490	6,321	5,592	5,374
Allocated provision for credit losses	—	—	—	126	66	26	5	(9)	(65)	572	428	251
Noninterest income	1,726	1,608	1,663	898	859	780	(12)	(218)	(292)	4,472	4,019	3,856
Intersegment net referral fees (expense)	—	—	—	22	22	16	(184)	(167)	(145)	—	—	—
Noninterest expense	1,312	1,190	1,189	753	684	637	2,108	2,058	1,699	6,571	6,161	5,761
Amortization of intangibles	60	47	53	5	3	2	7	11	2	150	105	91
Allocated corporate expenses	111	99	86	151	136	128	(1,829)	(1,650)	(1,597)	—	—	—
Income (loss) before income taxes	250	280	343	482	494	426	(243)	(372)	14	3,500	2,917	3,127
Provision (benefit) for income taxes	96	98	110	181	186	160	(287)	(387)	(176)	1,058	794	921
Segment net income (loss)	$154	$182	$233	$301	$308	$266	$44	$15	$190	$2,442	$2,123	$2,206

Identifiable assets (period end)	$3,463	$2,804	$2,965	$17,233	$16,432	$12,669	$55,243	$55,964	$52,998	$219,276	$209,947	$186,834
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(1) Includes financial data from subsidiaries below the quantitative and qualitative thresholds requiring disclosure.